Expense by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature

19. Expenses by nature

Expenses by nature were as follows:

		2020	2019
in EUR	2021	Restated*	Restated*
Lease expenses	630,450	190,673	217,855
Warranty	638,825	124,881	(921,496)
Advertising, vehicle and travel expenses	1,510,759	1,341,142	2,552,183
Maintenance	1,679,108	1,704,322	1,611,234
Taxes, insurance costs, and other dues	4,543,214	1,993,462	2,073,989
Purchased services	5,160,291	2,443,355	1,798,175
Depreciation and amortisation	6,101,398	7,043,590	6,537,028
Consultancy & audit	6,242,594	4,808,864	6,793,042
Salaries, wages and employee benefits	33,200,439	22,877,775	24,676,137
Raw materials and consumables	129,425,611	105,030,465	101,070,401
Miscellaneous	5,102,811	4,357,742	3,958,879
Total	194,235,500	151,916,271	150,367,428

*Certain amounts for 2019 and 2020 have been restated; see Note 2.3

Salary, wages and employee benefits included salaries and wages which amounted to TEUR 30,233 in 2021 (2020: TEUR 21,426; 2019: TEUR 22,724) and social security contributions which amounted to TEUR 2,967 in 2021 (2020: TEUR 1,452; 2019: TEUR 2,188). In 2021, the amounts recognized as an expense for defined contribution plans totaled TEUR 1,692 and resulted from contributions for statutory pension insurance.

The increase in lease expenses compared to prior years is due to a short-term lease entered into in August 2021.

In 2021 the category “Miscellaneous” contains utilities expenses of TEUR 2,558 (2020: TEUR 1,439; 2019: TEUR 1,593), other R&D expenses in the amount of TEUR 1,938 (2020: TEUR 1,927; 2019: TEUR 1,162), cafeteria expenses of TEUR 256 (2020: TEUR 162; 2019: TEUR 131) as well as other small amounts of TEUR 195 (2020: TEUR 189; 2019: TEUR 174).